Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - Schedule of Reconciles Changes in Standardized Measure Future Net Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciles Changes in Standardized Measure Future Net Cash Flows [Abstract]
Standardized measure of discounted future net cash flows at beginning of year		$ 2,097	$ 1,437	$ 0
Standardized measure of discounted future net cash flows at end of year		1,592	2,097	1,437
Oil and gas sales during period net of production costs and royalties	[1]	(459)	(726)	(179)
Changes due to prices	[2]	(567)	1,175	0
Development costs during the period	[3]	33	39	5
Changes in forecast development costs	[4]	(27)	(149)	(401)
Changes resulting from extensions, infills and improved recovery	[5]	94	0	0
Changes resulting from discoveries	[2]	0	0	0
Changes resulting from acquisition of reserves	[5]	0	0	1,486
Changes resulting from disposition of reserves	[5]	0	0	0
Accretion of discount	[6]	240	149	0
Net change in income tax	[7]	253	(682)	(209)
Changes resulting from other changes and technical reserves revisions plus effects on timing	[8]	$ (71)	$ 864	$ 735

[1]	Company actual before income taxes, excluding general and administrative expenses.
[2]	The impact of changes in prices and other economic factors on future net revenue.
[3]	Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
[4]	The change in forecast development costs.
[5]	End of period net present value of the related reserves.
[6]	Estimated as 10 percent of the beginning of period net present value.
[7]	The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of the period
[8]	Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.